FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Warrant liability	$ (7,298,000)	$ (9,345,000)
Outstanding convertible notes	111,616,000	111,616,000
Estimated fair value of convertible notes	75,100,000	77,800,000
Long-term bank borrowings (including the current portions)	94,042,000	113,400,000
Fair value of long-term borrowings (including the current portions)	92,600,000	111,200,000
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet
FAIR VALUE MEASUREMENTS
Warrant liability	(7,298,000)	(9,345,000)
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets	576,000	1,503,000
Derivative liabilities	(166,000)	(1,463,000)
Assets and liabilities, net	(6,888,000)	(9,305,000)
Recurring basis | Significant Other Observable Inputs (Level 2)
FAIR VALUE MEASUREMENTS
Warrant liability	(7,298,000)	(9,345,000)
Recurring basis | Significant Other Observable Inputs (Level 2) | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets	576,000	1,503,000
Derivative liabilities	(166,000)	(1,463,000)
Assets and liabilities, net	$ (6,888,000)	$ (9,305,000)